Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Credit protection sold/purchased
Credit protection sold	SFr (221.9)	SFr (245.7)
Credit protection purchased	210.8	229.0
Net credit protection (sold)/purchased	(11.1)	(16.7)
Other protection purchased	88.7	80.4
Fair value of credit protection sold	3.1	(1.7)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(16.7)	(15.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(61.1)	(58.0)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(140.4)	(168.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.4)	(18.8)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(14.5)
Credit protection purchased	15.4	13.3
Net credit protection (sold)/purchased	(1.8)	(1.2)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(204.7)	(231.2)
Credit protection purchased	195.4	215.7
Net credit protection (sold)/purchased	(9.3)	(15.5)
Other protection purchased	84.6	74.9
Fair value of credit protection sold	3.1	(1.6)
Investment grade
Credit protection sold/purchased
Credit protection sold	(162.1)	(170.4)
Credit protection purchased	156.8	160.8
Net credit protection (sold)/purchased	(5.3)	(9.6)
Other protection purchased	55.5	51.6
Fair value of credit protection sold	1.2	(1.0)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(59.8)	(75.3)
Credit protection purchased	54.0	68.2
Net credit protection (sold)/purchased	(5.8)	(7.1)
Other protection purchased	33.2	28.8
Fair value of credit protection sold	1.9	(0.7)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(84.7)	(87.0)
Credit protection purchased	77.4	78.1
Net credit protection (sold)/purchased	(7.3)	(8.9)
Other protection purchased	27.6	28.3
Fair value of credit protection sold	1.4	(0.2)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.2)	(18.7)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.6)	(63.2)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.9)	(5.1)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(14.5)
Credit protection purchased	15.4	13.3
Net credit protection (sold)/purchased	(1.8)	(1.2)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(67.5)	(72.5)
Credit protection purchased	62.0	64.8
Net credit protection (sold)/purchased	(5.5)	(7.7)
Other protection purchased	23.5	22.8
Fair value of credit protection sold	1.4	(0.1)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.6)	(56.0)
Credit protection purchased	47.9	49.6
Net credit protection (sold)/purchased	(4.7)	(6.4)
Other protection purchased	11.5	14.2
Fair value of credit protection sold	0.5	0.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(32.1)	(31.0)
Credit protection purchased	29.5	28.5
Net credit protection (sold)/purchased	(2.6)	(2.5)
Other protection purchased	16.1	14.1
Fair value of credit protection sold	0.9	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(137.2)	(158.7)
Credit protection purchased	133.4	150.9
Net credit protection (sold)/purchased	(3.8)	(7.8)
Other protection purchased	61.1	52.1
Fair value of credit protection sold	1.7	(1.5)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(39.3)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(79.8)	(105.7)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.5)	(13.7)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(137.2)	(158.7)
Credit protection purchased	133.4	150.9
Net credit protection (sold)/purchased	(3.8)	(7.8)
Other protection purchased	61.1	52.1
Fair value of credit protection sold	1.7	(1.5)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(109.5)	(114.4)
Credit protection purchased	108.9	111.2
Net credit protection (sold)/purchased	(0.6)	(3.2)
Other protection purchased	44.0	37.4
Fair value of credit protection sold	0.7	(1.2)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(27.7)	(44.3)
Credit protection purchased	24.5	39.7
Net credit protection (sold)/purchased	(3.2)	(4.6)
Other protection purchased	17.1	14.7
Fair value of credit protection sold	1.0	(0.3)
Bank
Credit protection sold/purchased
Credit protection sold	(221.9)	(245.7)
Credit protection purchased	210.8	229.0
Net credit protection (sold)/purchased	(11.1)	(16.7)
Other protection purchased	88.7	80.4
Fair value of credit protection sold	3.1	(1.7)
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(16.7)	(15.8)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(61.1)	(58.0)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(140.4)	(168.9)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.4)	(18.8)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(14.5)
Credit protection purchased	15.4	13.3
Net credit protection (sold)/purchased	(1.8)	(1.2)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(204.7)	(231.2)
Credit protection purchased	195.4	215.7
Net credit protection (sold)/purchased	(9.3)	(15.5)
Other protection purchased	84.6	74.9
Fair value of credit protection sold	3.1	(1.6)
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(162.1)	(170.4)
Credit protection purchased	156.8	160.8
Net credit protection (sold)/purchased	(5.3)	(9.6)
Other protection purchased	55.5	51.6
Fair value of credit protection sold	1.2	(1.0)
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(59.8)	(75.3)
Credit protection purchased	54.0	68.2
Net credit protection (sold)/purchased	(5.8)	(7.1)
Other protection purchased	33.2	28.8
Fair value of credit protection sold	1.9	(0.7)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(84.7)	(87.0)
Credit protection purchased	77.4	78.1
Net credit protection (sold)/purchased	(7.3)	(8.9)
Other protection purchased	27.6	28.3
Fair value of credit protection sold	1.4	(0.2)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.2)	(18.7)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.6)	(63.2)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.9)	(5.1)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(14.5)
Credit protection purchased	15.4	13.3
Net credit protection (sold)/purchased	(1.8)	(1.2)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(67.5)	(72.5)
Credit protection purchased	62.0	64.8
Net credit protection (sold)/purchased	(5.5)	(7.7)
Other protection purchased	23.5	22.8
Fair value of credit protection sold	1.4	(0.1)
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.6)	(56.0)
Credit protection purchased	47.9	49.6
Net credit protection (sold)/purchased	(4.7)	(6.4)
Other protection purchased	11.5	14.2
Fair value of credit protection sold	0.5	0.2
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(32.1)	(31.0)
Credit protection purchased	29.5	28.5
Net credit protection (sold)/purchased	(2.6)	(2.5)
Other protection purchased	16.1	14.1
Fair value of credit protection sold	0.9	(0.4)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(137.2)	(158.7)
Credit protection purchased	133.4	150.9
Net credit protection (sold)/purchased	(3.8)	(7.8)
Other protection purchased	61.1	52.1
Fair value of credit protection sold	1.7	(1.5)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(39.3)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(79.8)	(105.7)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.5)	(13.7)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(137.2)	(158.7)
Credit protection purchased	133.4	150.9
Net credit protection (sold)/purchased	(3.8)	(7.8)
Other protection purchased	61.1	52.1
Fair value of credit protection sold	1.7	(1.5)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(109.5)	(114.4)
Credit protection purchased	108.9	111.2
Net credit protection (sold)/purchased	(0.6)	(3.2)
Other protection purchased	44.0	37.4
Fair value of credit protection sold	0.7	(1.2)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(27.7)	(44.3)
Credit protection purchased	24.5	39.7
Net credit protection (sold)/purchased	(3.2)	(4.6)
Other protection purchased	17.1	14.7
Fair value of credit protection sold	SFr 1.0	SFr (0.3)